Cover	Oct. 26, 2020	Jul. 28, 2020	May 06, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2020
Entity Registrant Name	OTIS WORLDWIDE CORPORATION
Entity Central Index Key	0001781335
Amendment Flag	false
Entity Incorporation, State or Country Code			DE
Entity File Number			001-39221
Entity Tax Identification Number			83-3789412
Entity Address, Address Line One	One Carrier Place
Entity Address, City or Town	Farmington
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06032
City Area Code	860
Local Phone Number	233-6847
Written Communications			false
Soliciting Material			false
Pre-commencement Tender Offer			false
Pre-commencement Issuer Tender Offer			false
Entity Emerging Growth Company	false
Title of 12(b) Security		Common Stock ($0.01 par value)
Trading Symbol		OTIS
Security Exchange Name		NYSE